ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2016
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of the Group's subsidiaries, VIEs and VIEs' subsidiaries
	Date of acquisition/ incorporation	Place of establishment/ incorporation	Percentage of legal ownership
Subsidiaries:
New Admiral	April 27, 2015	Cayman Islands	100%
Join Me Group (HK) Investment Company Limited (“JMU Investment”)	June 8, 2015	Hong Kong	100%
Join Me Group Supply Chain Management Company Limited (“JMU Supply Chain”)	October 15, 2015	Hong Kong	100%
Shanghai Zhongming Supply Chain Management Co., Ltd. (“Shanghai Zhongming” or “WFOE” )	June 8, 2015	PRC	100%

VIE:
Shanghai Zhongmin Supply Chain Management Co., Ltd. (“Shanghai Zhongmin” or “VIE”)	June 8, 2015	PRC	N/A

Schedule of the financial statement balances and amounts of the VIEs and VIEs' subsidiaries
The following financial statement balances and amounts of the VIE and VIE’s subsidiaries were included in the accompanying consolidated financial statements as follows after the elimination of intercompany balances and transactions among VIE and VIE’s subsidiaries within the Group:

	As of December 31,
	2015	2016
	US$	US$

Cash and cash equivalents	2,137,414	1,923,903
Accounts receivable, net	3,748,398	1,645,237
Inventories, net	94,409	224,148
Prepaid expenses and other current assets	19,919,504	7,812,462
Amounts due from related parties	661,275	212,805
Total current assets	26,561,000	11,818,555
Property and equipment, net	317,186	1,864,660
Investment	-	720,150
Other non-current assets	-	151,553
Total non-current assets	317,186	2,736,363
TOTAL ASSETS	26,878,186	14,554,918

Accounts and notes payable	3,818,023	2,200,292
Accrued expenses and other current liabilities	19,134,673	8,198,754
Advance from customers	828,437	2,282,353
Amounts due to related parties	319,767	1,650,168
Total current liabilities	24,100,900	14,331,567
Other non-current liabilities	-	1,086,342
Total non-current liabilities	-	1,086,342
TOTAL LIABILITIES	24,100,900	15,417,909

	For the years ended December 31,
	2015	2016
	US$	US$

Revenues	11,477,552	66,288,019
Net loss	(8,052,187)	(17,022,631)

	For the years ended December 31,
	2015	2016
	US$	US$

Net cash provided by operating activities	238,302	2,657,916
Net cash used in investing activities	(44,228)	(2,578,472)
Net cash provided by financing activities	-	-